Investment in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amryt Pharma Holdings Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Pharma Holdings Limited
Ownership	Direct
Activities	Holding company and management services
Company number	5316808
Incorporation	UK
Holding percentage	100.00%	100.00%
Registered Office Address	C/O Corporation Service Company (Uk) Limited, 5 Churchill Place, 10th Floor, London, United Kingdom, E14 5HU
Amryt Pharmaceuticals Designated Activity Company [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Pharmaceuticals Designated Activity Company
Ownership	Indirect
Activities	Product Sales and management services
Company number	566448
Incorporation	Ireland
Holding percentage	100.00%	100.00%
Registered Office Address	45 Mespil road, Dublin 4
Amryt Research Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Research Limited
Ownership	Indirect
Activities	Pharmaceuticals R&D
Company number	571411
Incorporation	Ireland
Holding percentage	100.00%	100.00%
Registered Office Address	45 Mespil road, Dublin 4
Amryt Endocrinology Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Endocrinology Limited
Ownership	Indirect
Activities	Pharmaceuticals R&D
Company number	572984
Incorporation	Ireland
Holding percentage	100.00%	100.00%
Registered Office Address	45 Mespil road, Dublin 4
Amryt Lipidology Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Lipidology Limited
Ownership	Indirect
Activities	Licensee for Lojuxta
Company number	593833
Incorporation	Ireland
Holding percentage	100.00%	100.00%
Registered Office Address	45 Mespil road, Dublin 4
Amryt Genetics Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Genetics Limited
Ownership	Indirect
Activities	Pharmaceutical R&D
Company number	622577
Incorporation	Ireland
Holding percentage	100.00%	100.00%
Registered Office Address	45 Mespil road, Dublin 4
Amryt Pharma (UK) Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Pharma (UK) Limited
Ownership	Indirect
Activities	Management services
Company number	10463152
Incorporation	UK
Holding percentage	100.00%	100.00%
Registered Office Address	C/O Corporation Service Company (Uk) Limited, 5 Churchill Place, 10th Floor, London, United Kingdom, E14 5HU
Amryt Pharma Italy SRL [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Pharma Italy SRL
Ownership	Indirect
Activities	Management services
Company number	2109476
Incorporation	Italy
Holding percentage	100.00%	100.00%
Registered Office Address	Milano (MI)-Via Dell'Annunciata 23/4
Amryt Pharma Spain S.L. [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Pharma Spain S.L.
Ownership	Indirect
Activities	Management services
Company number	B67130567
Incorporation	Spain
Holding percentage	100.00%	100.00%
Registered Office Address	Barcelona, calle Diputacio, number 260
Amryt GmbH [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt GmbH
Ownership	Indirect
Activities	Product Sales and Pharmaceuticals R&D
Company number	HRB 711487
Incorporation	Germany
Holding percentage	100.00%	100.00%
Registered Office Address	Streiflingsweg 11, 75223 Niefern-Öschelbronn
SomPharmaceuticals SA [Member]
List of subsidiary companies [Abstract]
Subsidiary	SomPharmaceuticals SA
Ownership	Indirect
Activities	Pharmaceuticals R&D and management services
Company number	CHE-435.396.568
Incorporation	Switzerland
Holding percentage	100.00%	100.00%
Registered Office Address	Bahnofstrasse 21, 6300 Zug
Cala Medical Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Cala Medical Limited
Ownership	Indirect
Activities	Pharmaceuticals R&D
Company number	598486
Incorporation	Ireland
Holding percentage	100.00%	100.00%
Registered Office Address	45 Mespil road, Dublin 4
Amryt Distribution Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Distribution Limited
Ownership	Indirect
Activities	Dormant
Company number	667507
Incorporation	Ireland
Holding percentage	100.00%	100.00%
Registered Office Address	45 Mespil road, Dublin 4
Aegerion [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Pharmaceuticals Inc.
Ownership	Indirect
Activities	Product Sales Management services
Company number	3922075
Incorporation	USA
Holding percentage	100.00%	100.00%
Registered Office Address	2711 Centerville Road, Suite 400, City of Wilmington, County of New Castle, Delaware 19808
Amryt Endo, Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Endo, Inc. (formerly Chiasma, Inc.)
Ownership	Indirect
Activities	Product Sales Management services
Company number	3380352
Incorporation	USA
Holding percentage	100.00%
Registered Office Address	1209 Orange Street, Wilmington, New Castle County, Delaware 19801
Chiasma Securities Corp [Member]
List of subsidiary companies [Abstract]
Subsidiary	Chiasma Securities Corp
Ownership	Indirect
Activities	Holding company
Company number	1194998
Incorporation	USA
Holding percentage	100.00%
Registered Office Address	155 Federal Street, Suite 700, Boston, MA 02110
Chiasma (Israel) Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Chiasma (Israel) Limited
Ownership	Indirect
Activities	Management services
Company number	513104026
Incorporation	Israel
Holding percentage	100.00%
Registered Office Address	5 Golda Meir Street, Nes Ziona 7403649 Israel
Aegerion International Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion International Limited
Ownership	Indirect
Activities	Holding company
Company number	52048
Incorporation	Bermuda
Holding percentage	100.00%	100.00%
Registered Office Address	Clarendon House, 2 Church Street, Hamilton, HM11
Aegerion Pharmaceuticals Holdings, Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion Pharmaceuticals Holdings, Inc.
Ownership	Indirect
Activities	Holding company
Company number	5213687
Incorporation	USA
Holding percentage	100.00%	100.00%
Registered Office Address	2711 Centerville Road, Suite 400, City of Wilmington, County of New Castle, Delaware 19808
Aegerion Argentina S.R.L. [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion Argentina S.R.L.
Ownership	Indirect
Activities	Management services
Company number	901-709682-0
Incorporation	Argentina
Holding percentage	100.00%	100.00%
Registered Office Address	Avda. Camacua 421, Suite 102, Olivos, Vicente Lopez, 1636
Aegerion Pharmaceuticals (Canada) Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion Pharmaceuticals (Canada) Limited
Ownership	Indirect
Activities	Management services
Company number	85134 5132 RT0001
Incorporation	Canada
Holding percentage	100.00%	100.00%
Registered Office Address	5300 Commerce Court West, 199 Bay Street, Toronto, ON M5L 1B9
Amryt Colombia S.A.S. [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Colombia S.A.S.
Ownership	Indirect
Activities	Management services
Company number	R048196625
Incorporation	Colombia
Holding percentage	100.00%	100.00%
Registered Office Address	CR 12 89 33 P 5, Bogota DC, Bogota 110111
Amryt Brasil Comercio E Importacao De Medicamentos LTDA [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Brasil Comercio E Importacao De Medicamentos LTDA (formerly Aegerion Brasil Comercio E Importacao De Medicamentos LTDA)
Ownership	Indirect
Activities	Management services
Company number	3522602510-1
Incorporation	Brazil
Holding percentage	100.00%	100.00%
Registered Office Address	Rua Joseefina, 200-Guarulhos City, Sao Paulo
Aegerion Pharmaceuticals Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion Pharmaceuticals Limited
Ownership	Indirect
Activities	Management services
Company number	46134
Incorporation	Bermuda
Holding percentage	100.00%	100.00%
Registered Office Address	Clarendon House, 2 Church Street, Hamilton, HM11
Aegerion Pharmaceuticals Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion Pharmaceuticals Limited
Ownership	Indirect
Activities	Management services
Company number	8114919
Incorporation	UK
Holding percentage	100.00%	100.00%
Registered Office Address	C/O Corporation Service Company (Uk) Limited, 5 Churchill Place, 10th Floor, London, United Kingdom, E14 5HU
Amryt Pharmaceuticals SAS [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Pharmaceuticals SAS
Ownership	Indirect
Activities	Management services
Company number	534 195 59900012
Incorporation	France
Holding percentage	100.00%	100.00%
Registered Office Address	235, Avenue Le Jour se Leve, Boulogne-Billancourt, 92 100
Aegerion Pharmaceuticals Srl [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion Pharmaceuticals Srl
Ownership	Indirect
Activities	Management services
Company number	1166250
Incorporation	Italy
Holding percentage	100.00%	100.00%
Registered Office Address	Viale Abruzzi n. 94, Milano, 20131
Amryt Pharma GmbH [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Pharma GmbH
Ownership	Indirect
Activities	Management services
Company number	HRB 95895
Incorporation	Germany
Holding percentage	100.00%	100.00%
Registered Office Address	Streiflingsweg 4, 75223 NiefernÖschelbronn, Germany.
Amryt Turkey llac Ticaret Limited Sirketi [Member]
List of subsidiary companies [Abstract]
Subsidiary	Amryt Turkey İlaç Ticaret Limited Şirketi (formerly Aegerion İlaç Ticaret Limited Şirketi)
Ownership	Indirect
Activities	Management services
Company number	907292
Incorporation	Turkey
Holding percentage	100.00%	100.00%
Registered Office Address	Orjin Maslak, Eski Buyukdere Caddesi No: 27 K:11, Maslak, Istanbul, 34485
Aegerion Pharmaceuticals SARL [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion Pharmaceuticals SARL
Ownership	Indirect
Activities	Management services
Company number	CHE-497.494.599
Incorporation	Switzerland
Holding percentage	100.00%	100.00%
Registered Office Address	Rue de Pontets 6, Lavigny, Switzerland 1175
Aegerion Pharmaceuticals B.V. [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion Pharmaceuticals B.V.
Ownership	Indirect
Activities	Management services
Company number	69859647
Incorporation	Netherlands
Holding percentage	100.00%	100.00%
Registered Office Address	Atrium Building, 8th Floor, Strawinskylaan 3127, 8e verdieping, Amsterdam
Aegerion Pharmaceuticals Spain, S.L. [Member]
List of subsidiary companies [Abstract]
Subsidiary	Aegerion Pharmaceuticals Spain, S.L.
Ownership	Indirect
Activities	Management services
Company number	B88019161
Incorporation	Spain
Holding percentage	100.00%	100.00%
Registered Office Address	Calle Josep Coroleu, 83 2-2, Vilanova I la Geltru, Barcelona 08800